Segment information (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Operating Segments [Abstract]
Summary of Results of Reportable Segments

Year ended 31 March 2019 (IFRS 15)	Consumer £m	Enterprise £m	Global Services £m	Openreach £m	Other £m	Total £m
Segment revenue	10,695	6,292	4,735	5,075	3	26,800
Internal revenue	(107)	(359)	–	(2,875)	–	(3,341)
Revenue from external customers[a]	10,588	5,933	4,735	2,200	3	23,459
Adjusted EBITDA[b]	2,534	1,990	505	2,423	(60)	7,392
Depreciation and amortisation[a]	(1,024)	(634)	(370)	(1,468)	(50)	(3,546)
Operating profit (loss)[a]	1,510	1,356	135	955	(110)	3,846
Specific items (note 10)						(425)
Operating profit						3,421
Net finance expense[c]						(756)
Share of post tax profit (loss) of associates and joint ventures						1
Profit before tax						2,666

Year ended 31 March 2018 (restated) (IAS 18)	Consumer £m	Enterprise[d] £m	Global Services £m	Openreach[d] £m	Other £m	Total £m
Segment revenue	10,360	6,647	5,013	5,278	8	27,306
Internal revenue	(103)	(441)	–	(3,016)	–	(3,560)
Revenue from external customers[a]	10,257	6,206	5,013	2,262	8	23,746
Adjusted EBITDA[b]	2,376	2,077	434	2,615	3	7,505
Depreciation and amortisation[a]	(992)	(635)	(424)	(1,401)	(62)	(3,514)
Operating profit (loss)[a]	1,384	1,442	10	1,214	(59)	3,991
Specific items (note 10)						(610)
Operating profit						3,381
Net finance expense[c]						(764)
Share of post tax profit (loss) of associates and joint ventures						(1)
Profit before tax						2,616

Year ended 31 March 2017 (restated) (IAS 18)	Consumer £m	Enterprise[d] £m	Global Services £m	Openreach[d] £m	Other £m	Total £m
Segment revenue	10,024	6,975	5,479	5,250	10	27,738
Internal revenue	(100)	(480)	–	(3,076)	–	(3,656)
Revenue from external customers[a]	9,924	6,495	5,479	2,174	10	24,082
Adjusted EBITDA[b]	2,168	2,261	495	2,734	(13)	7,645
Depreciation and amortisation[a]	(989)	(613)	(439)	(1,414)	(55)	(3,510)
Operating profit (loss)[a]	1,179	1,648	56	1,320	(68)	4,135
Specific items (note 10)						(968)
Operating profit						3,167
Net finance expense[c]						(804)
Share of post tax profit (loss) of associates and joint ventures						(9)
Profit before tax						2,354

[a] Before specific items.

[b] Adjusted EBITDA is defined in the alternative performance measures section on page 185.

[c] Net finance expense includes specific item expense of £139m (2017/18: £218m, 2016/17: £210m). See note 10.

[d] On 1 October 2018 we transferred our Northern Ireland Networks business from Enterprise to Openreach which resulted in an increase in segment revenue, Adjusted EBITDA and Operating profit in Openreach of £155m, £95m, and £54m and a decrease in segment revenue, Adjusted EBITDA and Operating profit in Enterprise of £117m, £95m, and £54m for the year ended 31 March 2018 and an increase in segment revenue, Adjusted EBITDA and Operating profit in Openreach of £152m, £101m, and £56m and a decrease in segment revenue, Adjusted EBITDA and Operating profit in Enterprise of £112m, £101m, and £56m for the year ended 31 March 2017. Additionally, within the Enterprise segment, we reclassified £224m and £242m of internal revenue generated by our Ventures businesses as segmental revenue rather than as an internal recovery of cost for the years ended 31 March 2018 and 2017, respectively.

Summary of Results of Internal Revenue and Costs

Internal revenue and costs

	Internal cost recorded by
Year ended 31 March 2019	Consumer £m	Enterprise £m	Global Services £m	Openreach £m	Other £m	Total £m
Internal revenue recorded by
Consumer	–	69	20	–	18	107
Enterprise	63	–	51	177	68	359
Global Services	–	–	–	–	–	–
Openreach	920	401	112	–	1,442	2,875
Total	983	470	183	177	1,528	3,341

	Internal cost recorded by
Year ended 31 March 2018	Consumer £m	Enterprise £m	Global Services £m	Openreach £m	Other £m	Total £m
Internal revenue recorded by
Consumer	–	65	20	–	18	103
Enterprise[a]	130	–	51	173	87	441
Global Services	–	–	–	–	–	–
Openreach[a]	896	480	125	–	1,515	3,016
Total	1,026	545	196	173	1,620	3,560

	Internal cost recorded by
Year ended 31 March 2017	Consumer £m	Enterprise £m	Global Services £m	Openreach £m	Other £m	Total £m
Internal revenue recorded by
Consumer	–	62	20	–	18	100
Enterprise[a]	148	–	71	165	96	480
Global Services	–	–	–	–	–	–
Openreach[a]	910	536	158	–	1,472	3,076
Total	1,058	598	249	165	1,586	3,656

[a] On 1 October 2018 we transferred our Northern Ireland Networks business from Enterprise to Openreach and we reclassified certain internal revenues generated by our Ventures businesses as segmental revenue rather than an internal recovery of cost. This increases internal revenue recorded by Enterprise by £224m in the year ended 31 March 2018 and £242m in the year ended 31 March 2017. Internal revenue for Openreach has increased by £38m in the year ended 31 March 2018 and £40m in the year ended 31 March 2017.

Summary of Capital Expenditure

Capital expenditure

Year ended 31 March 2019	Consumer £m	Enterprise £m	Global Services £m	Openreach £m	Other £m	Total £m
Intangible assets[a]	276	180	93	82	49	680
Property, plant and equipment[b]	718	321	152	1,999	93	3,283
Capital expenditure	994	501	245	2,081	142	3,963
Acquisition of spectrum[a]	–	–	–	–	304	304
Capital expenditure including spectrum	994	501	245	2,081	446	4,267

Year ended 31 March 2018 (restated)	Consumer £m	Enterprise £m	Global Services £m	Openreach £m	Other £m	Total £m
Intangible assets[a]	236	180	92	70	64	642
Property, plant and equipment[b,c]	683	312	186	1,629	70	2,880
Capital expenditure	919	492	278	1,699	134	3,522

Year ended 31 March 2017 (restated)	Consumer £m	Enterprise £m	Global Services £m	Openreach £m	Other £m	Total £m
Intangible assets[a]	225	141	126	74	55	621
Property, plant and equipment[b,c]	628	313	235	1,546	111	2,833
Capital expenditure	853	454	361	1,620	166	3,454

[a] Additions to intangible assets as presented in note 14.

[b] Additions to property, plant and equipment as presented in note 15, inclusive of movement on engineering stores.

[c] On 1 October 2018 we transferred our Northern Ireland Networks business from Enterprise to Openreach. This decreased property, plant and equipment in Enterprise and increased property, plant and equipment in Openreach by £41m and £47m in the years ended 31 March 2018 and 31 March 2017 respectively.

Summary of Geographic Information by Revenue from External Customers and Non-Current Assets

Revenue from external customers

Year ended 31 March	2019 £m	2018 £m	2017 £m
UK	19,683	19,687	19,421
Europe, Middle East and Africa, excluding the UK	2,280	2,489	2,841
Americas	936	996	1,148
Asia Pacific	560	574	672
Revenue[a]	23,459	23,746	24,082

[a] Before specific items.

Non-current assets

At 31 March	2019 £m	2018 £m	2017 £m
UK	30,049	28,835	28,810
Europe, Middle East and Africa, excluding the UK	2,217	2,527	2,535
Americas	336	331	424
Asia Pacific	110	109	149
Non-current assets[a]	32,712	31,802	31,918

[a] Comprising the following balances presented in the group balance sheet: intangible assets; property, plant and equipment; investments in associates and joint ventures; and trade and other receivables.